Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues
Total revenues	$ 1,967,277	$ 2,306,379	$ 6,152,022	$ 9,052,411	$ 12,021,952	$ 15,033,504
Cost of revenues
Total cost of revenues excluding depreciation and amortization	1,317,465	1,567,783	4,140,399	6,713,504	9,441,794	11,417,888
Gross profit	649,812	738,596	2,011,623	2,338,907	2,580,158	3,615,616
Selling, general and administrative expenses	1,166,657	1,868,714	4,432,550	6,745,357	12,064,683	6,242,765
Change in fair value of contingent consideration					(930,000)	0
Impairment of long-lived assets					3,762,915	0
Goodwill impairment		2,254,624			6,460,168	0
Operating income (loss) from continuing operations	(516,845)	(1,130,118)	(978,459)	(4,406,450)	(18,777,608)	(2,627,149)
Other income (expense)
Interest expense	(18,725)	(20,437)	(90,982)	(59,574)	(81,621)	(37,325)
Other income (expense), net	3,113	3,188	3,335	3,977	7,107	12,171
Gain on forgiveness of note payable					0	450,000
Income (loss) from continuing operations before income taxes	(149,932)	(1,147,367)			(18,852,122)	(2,202,303)
Income tax benefit	0	(23,000)	0	(789,573)	1,098,284	1,070,854
Net income (loss)	$ (149,932)	$ (4,700,519)	$ (1,265,099)	$ (8,304,268)	$ (17,753,838)	$ (1,131,449)
Net loss per common share - basic and diluted (in dollars per share)	$ (0.08)	$ (2.56)	$ (0.65)	$ (4.7)	$ (0.98)	$ (0.09)
Weighted average common shares outstanding
Basic and diluted (in shares)	1,939,790	1,838,213	1,929,067	1,768,853	18,057,455	12,574,016
Professional Fees [Member]
Revenues
Total revenues	$ 1,921,300	$ 2,114,012	$ 5,992,715	$ 6,458,534	$ 9,346,022	$ 10,592,278
Cost of revenues
Total cost of revenues excluding depreciation and amortization	1,268,820	1,467,065	3,979,059	4,283,365	6,933,080	7,082,767
Software Sales [Member]
Revenues
Total revenues	45,977	192,367	159,307	2,593,877	2,675,930	4,441,226
Cost of revenues
Total cost of revenues excluding depreciation and amortization	$ 48,645	$ 100,718	$ 161,340	$ 2,430,139	$ 2,508,714	$ 4,335,121